NOTE 3 - BANK DEPOSITS (Details)	12 Months Ended
Dec. 31, 2021
Minimum
Debt Instrument, Interest Rate During Period	0.45%
Debt Instrument, Term	6 years
Maximum
Debt Instrument, Interest Rate During Period	0.60%
Debt Instrument, Term	12 years